Cash and cash equivalents (Cash and cash equivalents) (Detail) - CNY (¥) ¥ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash deposits with a related party	[1]	¥ 3,243	¥ 5,667
Cash at bank and on hand		5,108,767	6,910,741
Cash and cash equivalents in the consolidated statement of financial position		¥ 5,112,010	¥ 6,916,408	¥ 7,449,699	¥ 8,741,893

[1]	Cash deposits with a related party were cash deposits at Sinopec Finance Company Limited (“Sinopec Finance”).